LIBERTY STAR GOLD CORP.

2766 N Country Club Road

Tucson, Arizona 85716

Telephone: 520.731.8786

Facsimile: 520.844.1118

www.libertystargold.com

June 6, 2006

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street N.E.

Washington, D.C. 20549

Attention:	H. Roger Schwall
Assistant Director

Dear Mr. Schwall:

Re: Liberty Star Gold Corp. Registration Statement on Form SB-2 Filed on March 11, 2006 File No. 333-132667

                              This letter is in response to comments received by telephone on May 31, 2006, from Melissa Duru regarding the Registration Statement on Form SB-2 filed by Liberty Star Gold Corp. (the “Company”) on May 11, 2006, we enclose our responses to your comments and two blacklined copies of our Amendment to the Form SB-2.

1.

In the footnotes to our selling stockholders table, we have now disclosed the names of the natural persons who exercise voting and investment power over certain shares. The new disclosure reads as follows:

(a)	(4) A.D. Wahlhaus and Associates Pty Ltd. holds these shares in trust for the AW Superfund and Alan Wahlhaus exercises voting and investment power over these shares.
(b)	(5) Sam Belzberg exercises voting and investment power over the shares held by Sanovest Holdings Ltd.
(c)	(6) Peter Zihlmann exercises voting and investment power over the shares held by Timeless Precious Metal Fund SICAV PLC.
(d)	(8) Cat Group AG, a public company in Switzerland, exercises voting and investment power over the shares held by E H & P Investments AG. Manfred Kastner, the CEO of Cat Group

D/KFR/863560.1

AG, makes the voting and investment decisions over these shares on behalf of Cat Group AG.

(e)	(10) James Forster exercises voting and/or investment power over the shares held by Brewin Nominees Ltd. A/C PLC NG.
(f)	(12) Rene Haustler exercises voting and investment power over the shares held by Lafina Investment Ltd.
2.

We have now included disclosure in the SB-2 concerning the full service environmental firm in Arizona that we have engaged to provide us with turnkey comprehensive services from drill permitting to mine permitting and information concerning the timing and costs of this possible drilling. The new disclosure reads as follows:

Within our Arizona claims, aside from the foreseeable displacement of wildlife resources within the immediate mine and related structures (estimated at approximately 20 acres) and increased human access by a mine development project, we are not aware of any specific environmental impact that affect the mineral claims.

In order to proceed with any drilling program in Arizona, we will have to apply for various permits with the State of Arizona. The permitting process is anticipated to take several weeks. We have engaged a full service environmental firm in Arizona to provide turnkey comprehensive services from drill permitting to mine permitting. We plan to apply for a few drilling permits at a time to drill at those breccia pipe locations that we have prioritized after geophysical testing. A geophysical survey known as CSMAT (Controlled Source Audi-range Magneto Tellurics) has started and is expected to take up to three months and cost approximately $235,000. The data will be interpreted and a three dimensional model generated for each mineral body detected. A drilling program will be designed around each geophysical model. The drilling permit fees are anticipated to be approximately $3,000 per pipe. The cost of contractors assisting with the drilling permitting process is estimated to be approximately $8,000 to $10,000 per pipe. The drilling permitting process will be targeted to commence in May 2006 with the objective of obtaining drilling permits in mid summer 2006 for those breccia pipe locations identified for prospective drilling as a result of our initial exploration. The drilling sites and the cost of the drilling program have not yet been determined.

In order to proceed with mining operations in Arizona, we will have to apply for various permits with the State of Arizona. We have engaged a full service environmental firm to provide turnkey comprehensive services from drill permitting to mine permitting. Using their “fast track” approach with the various requirements and agencies, we believe that a mine in this area could be permitted for production in about twelve months. The cost of mine permitting, including cost of contractors assisting with the permitting process, is estimated to be between $95,000 and $150,000 per mine location. The mining permitting process will not commence until the results of our drilling program are analyzed.

Yours truly,

/s/ James Briscoe

James Briscoe

President and Chief Executive Officer

Encl.

cc:	Clark Wilson LLP (via Facsimile 604.687.63.14)
Attention: Bernard Pinsky